Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 121,402
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	387,603	$ 406,578
Accumulated Amortization	(283,671)	(279,037)
Net Book Value	103,932	127,541
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	17,508	16,220
Accumulated Amortization	(8,970)	(8,503)
Net Book Value	8,538	7,717
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,278	26,055
Accumulated Amortization	(14,030)	(22,241)
Net Book Value	2,248	3,814
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	93,609	100,731
Accumulated Amortization	(86,925)	(87,559)
Net Book Value	6,684	13,172
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,410
Accumulated Amortization	(7,066)	(7,410)
Net Book Value
Other Intangible Assets [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	522,064	556,994
Accumulated Amortization	(400,662)	(404,750)
Net Book Value	$ 121,402	$ 152,244